Securities	12 Months Ended
Dec. 31, 2024
Securities
Securities

Note 3:   Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2024:
U.S. government agencies	$12,500	$—	$(246)	$12,254
Subordinated notes	26,942	—	(2,824)	24,118
State and municipal obligations	213,319	335	(9,395)	204,259
Total debt securities	$252,761	$335	$(12,465)	$240,631
Available-for-sale Securities:
December 31, 2023:
U.S. government agencies	$45,000	$—	$(732)	$44,268
Subordinated notes	29,013	—	(4,713)	24,300
State and municipal obligations	177,670	2,264	(5,742)	174,192
Total debt securities	$251,683	$2,264	$(11,187)	$242,760

There were no allowance for credit losses as of December 31, 2024 and 2023.

The Company recorded a loss of approximately $116,000 for the year ended December 31, 2024. The Company sold $27.4 million in securities for a loss of $228,000 and sold $7.2 million in securities for a gain of $112,000. The Company wanted to rebalance a portion of its security portfolio during the first half of 2024. There were no sales of investment securities during 2023.

The amortized cost and fair value of available-for-sale securities at December 31, 2024, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
Less than one year	$4,252	$4,177
One to five years	14,500	14,302
Five to ten years	25,970	22,979
Over ten years	208,039	199,173
Totals	$252,761	$240,631

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $121.4 million and $72.8 million at December 31, 2024 and 2023, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2024 and 2023, was $208.8 million and $123.1 million, which represented approximately 87% and approximately 51%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are not credit related.

The following tables show the Company’s investments’ gross unrealized losses and fair value for which an allowance for credit losses has not been recorded,, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2024 and 2023:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$12,254	$(246)	$12,254	$(246)
Subordinated notes	—	—	24,118	(2,824)	24,118	(2,824)
State and municipal obligations	127,876	(2,478)	44,535	(6,917)	172,411	(9,395)
Total temporarily impaired securities	$127,876	$(2,478)	$80,907	$(9,987)	$208,783	$(12,465)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$44,268	$(732)	$44,268	$(732)
Subordinated notes	3,717	(799)	20,583	(3,914)	24,300	(4,713)
State and municipal obligations	3,365	(12)	51,163	(5,730)	54,528	(5,742)
Total temporarily impaired securities	$7,082	$(811)	$116,014	$(10,376)	$123,096	$(11,187)

The unrealized losses on the Company’s investments in US government agencies, state and municipal obligations, and subordinated notes, which numbered 182, were caused by interest rate increases. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to require an allowance for credit losses to be recognized.